Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net

6.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Buildings	543,500,662	544,298,466	83,417,390
Leasehold improvements	289,710,814	384,266,061	58,891,350
Furniture, fixtures and equipment	57,302,434	77,605,170	11,893,513
Motor vehicles	2,912,805	2,909,387	445,883
Total	893,426,715	1,009,079,084	154,648,136
Less: Accumulated depreciation	(295,096,805)	(353,833,524)	(54,227,360)
	598,329,910	655,245,560	100,420,776
Construction in progress	16,606,595	13,360,101	2,047,525
Property and equipment, net	614,936,505	668,605,661	102,468,301

On June 3, 2019, the Group acquired 100% equity interests in a company from third party for a total cash consideration of RMB183,555,000. The said company had no operations and was not qualified as a business as it had no input or process to create output. The Group adopted ASU No.2017-01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it had acquired a business and accounted for this transaction as asset acquisition. The purpose of this transaction for the property.

6.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

Depreciation expense was RMB23,919,015, RMB37,340,304 and RMB59,719,534 (USD9,152,419) for the years ended December 31, 2018, 2019 and 2020, respectively, and were included in the following captions:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Hotel operating costs	21,313,405	31,671,274	50,324,493	7,712,566
General and administrative costs	2,605,610	5,669,030	9,395,041	1,439,853
Total	23,919,015	37,340,304	59,719,534	9,152,419

Impairment of RMB5,008,677, nil and nil were recognized on the property and equipment for the year ended December 31, 2018, 2019 and 2020, respectively.